Label	Element	Value
FidelitySmallCapETF-PRO | IssuerSpecificChangesMember | Fidelity Enhanced Small Cap ETF
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Changes in the financial condition of an issuer or counterparty (e.g., broker-dealer or other borrower in a securities lending transaction) can increase the risk of default by an issuer or counterparty, which can affect a security's or instrument's value or result in delays in recovering securities and/or capital from a counterparty.
FidelitySmallCapETF-PRO | SmallCapInvestingMember | Fidelity Enhanced Small Cap ETF
Risk Text Block	rr_RiskTextBlock	Small Cap Investing. The value of securities of smaller, less well-known issuers can perform differently from the market as a whole and other types of stocks and can be more volatile than that of larger issuers.
FidelitySmallCapETF-PRO | TradingIssuesMember | Fidelity Enhanced Small Cap ETF
Risk Text Block	rr_RiskTextBlock	Trading Issues. There can be no assurance that an active trading market will be maintained. Market makers and Authorized Participants are not obligated to make a market in the fund's shares or to submit purchase and redemption orders for creation units. In addition, trading may be halted, for example, due to market conditions.
FidelitySmallCapETF-PRO | QuantitativeInvestingMember | Fidelity Enhanced Small Cap ETF
Risk Text Block	rr_RiskTextBlock	Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.
FidelitySmallCapETF-PRO | FluctuationOfNetAssetValueAndSharePriceMember | Fidelity Enhanced Small Cap ETF
Risk Text Block	rr_RiskTextBlock	Fluctuation of Net Asset Value and Share Price. The net asset value per share (NAV) of the fund will generally fluctuate with changes in the market value of the fund's holdings. The fund's shares can be bought and sold in the secondary market at market prices. Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for the fund's shares may result in the fund's shares trading significantly above (at a premium) or below (at a discount) to NAV. Given the nature of the relevant markets for certain of the fund's securities, shares may trade at a larger premium or discount to the NAV than shares of other ETFs. In addition, in stressed market conditions or periods of market disruption or volatility, the market for shares may become less liquid in response to deteriorating liquidity in the markets for the fund's underlying portfolio holdings.
FidelitySmallCapETF-PRO | StockMarketVolatilityMember | Fidelity Enhanced Small Cap ETF
Risk Text Block	rr_RiskTextBlock	Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.